UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07838)

American Select Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 05/31/12

Item 1. Schedule of Investments.

Schedule of Investments	May 31, 2012 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 49.0%
Commercial Loans — 29.5%
12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15	12/22/04	$4,921,886	$4,921,886	$4,921,886
ABC Conoco, Aspen, CO, 6.65%, 11/1/11§	10/31/06	3,740,919	3,740,919	2,300,665
Clear Lake Central I, Webster, TX, 4.93%, 2/1/13 ¶	7/27/06	6,895,716	6,895,716	6,895,716
Gallery Row, Tucson, AZ, 11.88%, 10/1/11§ ¶ ♦	9/7/06	500,000	502,899	4,757
George Gee Hummer, Liberty Lake, WA, 6.38%, 1/1/14 ¶	6/30/05	2,125,000	2,125,000	1,882,357
George Gee Pontiac I, Liberty Lake, WA, 6.40%, 1/1/14 ¶	6/30/05	4,675,000	4,675,000	4,143,135
George Gee Pontiac II, Liberty Lake, WA, 6.38%, 1/1/14 ¶	9/14/06	750,000	750,000	664,361
George Gee Porsche, Liberty Lake, WA, 6.38%, 1/1/14 ¶	9/14/06	2,500,000	2,500,000	2,214,538
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 § ¶ ♦	7/18/07	3,520,000	3,520,000	2,164,800
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 § ¶ ♦	7/18/07	440,000	440,000	95,128
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 ¶	5/23/07	2,175,000	2,175,000	2,218,500
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 2.93%, 11/1/12 ¶	10/12/07	7,644,493	7,644,493	4,701,363
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17	6/28/07	4,801,852	4,801,852	5,041,944
			44,692,765	37,249,150
Multifamily Loans — 19.5%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	4,051,517	4,051,517	4,254,093
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	194,595	194,595	203,548
Highland House Apartments, Dallas, TX, 6.55%, 10/1/13	9/10/07	2,654,175	2,654,175	2,654,175
Keystone Crossings, Springdale, AZ, 8.15%, 7/5/16 ¶ R S	6/27/07	4,875,000	4,875,000	4,127,263
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 § ¶ ♦	10/1/07	5,400,000	5,505,580	3,321,000
Revere Apartments, Revere, MA, 6.28%, 3/1/12 §	3/8/07	1,585,221	1,585,221	1,562,970
RP Urban Partners Lot 17, Oxnard, CA, 6.90%, 3/1/12 § ¶	3/1/10	2,500,000	2,500,000	2,093,260
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13	6/5/03	6,350,503	6,350,503	6,350,503
			27,716,591	24,566,812
Total Whole Loans			72,409,356	61,815,962
Corporate Notes ¥ ¶ — 13.3%
Fixed Rate — 13.3%
Sarofim Northwest, 7.50%, 1/1/13	12/21/07	8,181,250	8,181,250	8,181,250
Stratus Properties I, 8.75%, 12/31/14	12/28/00	5,000,000	5,000,000	5,100,000
Stratus Properties VII, 8.75%, 12/31/12	6/1/07	3,500,000	3,500,000	3,500,000
Total Corporate Notes			16,681,250	16,781,250
Corporate Bonds — 9.3%
Banking — 7.0%
Bank of America, Series MTN, 5.00%, 5/13/21		2,190,000	2,210,256	2,197,761
Citigroup, 4.50%, 1/14/22		2,170,000	2,229,388	2,226,043
Goldman Sachs Group, 6.00%, 6/15/20		2,150,000	2,290,155	2,257,358
Morgan Stanley, 5.50%, 7/28/21		2,250,000	2,165,627	2,106,774
			8,895,426	8,787,936
Real Estate Investment Trusts — 2.3%
Digital Realty Trust LP, 5.88%, 2/1/20		1,000,000	1,106,795	1,109,319
Mack-Cali Realty LP, 7.75%, 8/15/19		725,000	895,257	889,384
Vornado Realty LP, 5.00%, 1/15/22		875,000	917,977	915,724
			2,920,029	2,914,427
Total Corporate Bonds			11,815,455	11,702,363

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
U.S. Government Agency Mortgage-Backed Securities a — 18.4%
Fixed Rate — 18.4%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	$556,484	$564,295	$602,524
7.50%, 12/1/29, #C00896	123,771	122,107	151,163
5.00%, 5/1/39, #G05430	1,323,071	1,355,288	1,425,940
Federal National Mortgage Association,
5.00%, 11/1/17, #657356	199,704	200,177	216,289
6.50%, 6/1/29, #252497	369,154	367,376	424,374
7.50%, 5/1/30, #535289	37,189	36,286	45,471
8.00%, 5/1/30, #538266	13,923	13,796	14,653
5.00%, 11/1/33, #725027	1,621,534	1,654,331	1,759,736
5.00%, 7/1/39, #935588	1,616,552	1,648,075	1,753,824
4.50%, 3/1/40, #932669	1,997,033	2,015,665	2,143,212
4.00%, 12/1/40, #MA0583	2,170,729	2,193,040	2,312,911
3.50%, 2/1/41, #AE0828	2,690,371	2,790,067	2,826,543
3.50%, 3/1/41, #AE0981	3,827,136	3,976,975	4,020,845
3.50%, 2/1/42, #AB4514	2,714,840	2,773,954	2,852,250
3.50%, 4/1/42, #MA1027	2,561,084	2,655,742	2,691,112
Total U.S. Government Agency Mortgage-Backed Securities		22,367,174	23,240,847
Commercial Mortgage-Backed Securities — 15.2%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 a Δ	6,400,000	4,251,292	6,724,499
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 a Δ	2,100,000	1,569,501	2,379,300
5.74%, 9/11/42, Series 2007-T28, Class A4	1,456,221	1,054,705	1,687,472
5.69%, 6/11/50, Series 2007-PW17, Class A4 a	3,315,000	2,976,773	3,773,073
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 Δ	2,000,000	1,855,850	2,293,574
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.31%, 4/15/41 a Δ	2,000,000	1,435,948	2,326,194
Total Commercial Mortgage-Backed Securities		13,144,069	19,184,112
Preferred Stocks — 33.7%
Real Estate Investment Trusts — 33.7%
Alexandria Real Estate Equities, Series E ☒	120,000	3,014,400	3,073,200
BRE Properties, Series D ☒	28,600	675,354	723,045
CommonWealth REIT, Series C ☒	56,315	1,399,991	1,418,575
CommonWealth REIT, Series E	20,700	530,955	531,731
Developers Diversified Realty, Series H ☒	23,820	488,310	595,500
Developers Diversified Realty, Series I ☒	3,830	79,855	96,095
Digital Realty, Series E ☒	140,000	3,500,000	3,654,000
Duke Realty, Series J	630	15,120	15,750
Duke Realty, Series K ☒	35,000	836,500	872,812
Duke Realty, Series L ☒	17,270	330,202	428,797
Duke Realty, Series O ☒	40,000	944,000	1,047,600
Equity Residential Properties, Series K ☒	18,000	991,800	1,257,188
Equity Residential Properties, Series N ☒	49,500	950,925	1,258,290
Health Care REIT, Series J ☒	48,000	1,199,991	1,254,672
Hospitality Properties, Series C ☒	112,584	2,757,238	2,859,521
Kimco Realty, Series G ☒	136,000	3,386,944	3,503,360
National Retail Properties, Series D ☒	127,785	3,204,476	3,249,573
ProLogis, Series L ☒	114,820	2,167,595	2,888,446
ProLogis, Series M ☒	18,700	460,785	467,874
ProLogis, Series O ☒	10,228	255,700	259,781
ProLogis, Series R ☒	5,000	105,000	126,895
ProLogis, Series S ☒	7,400	155,400	185,000

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	VALUE ¶
PS Business Parks, Series H ☒	23,820	$476,400	$605,921
PS Business Parks, Series I ☒	8,400	165,228	213,150
PS Business Parks, Series P ☒	29,431	696,599	747,733
Public Storage, Series Q☒	16,000	402,880	442,880
Public Storage, Series R ☒	25,000	627,000	688,283
Realty Income, Series E ☒	78,820	1,895,012	2,000,057
Regency Centers, Series E ☒	46,170	1,032,215	1,167,178
Vornado Realty, Series G ☒	40,000	998,000	1,015,560
Vornado Realty, Series H ☒	68,000	1,547,000	1,723,120
Vornado Realty, Series I ☒	24,000	596,400	609,120
Weingarten Realty Investors, Series D ☒	9,000	207,000	226,890
Weingarten Realty Investors, Series E ☒	130,000	3,201,900	3,304,600
Total Preferred Stocks		39,296,175	42,512,197
Total Unaffiliated Investments		175,713,479	175,236,731
Short-Term Investment — 1.5%
First American Prime Obligations Fund, Class Z, 0.07% X	1,838,677	1,838,677	1,838,677
Total Investments ▲ — 140.4%		$177,552,156	$177,075,408
Other Assets and Liabilities, Net — (40.4)%			(50,916,353)

Total Net Assets — 100.0%			$126,159,055

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Select Portfolio (SLA)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2012, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2012, the total fair value of these securities was $78,597,212 or 62.3% of total net assets.
p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2012. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.
§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.
¶	Interest Only—Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2012.
♦	Loan is currently in default with regards to scheduled interest and/or principal payments.
R	Participating Loan—A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.
S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.
a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2012, securities valued at $38,443,913 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$20,732,229	5/14/12	0.35%	6/13/12	$3,628	(1)
5,581,000	5/17/12	1.24%	6/19/12	2,883	(2)
7,533,000	5/24/12	1.59%	6/25/12	2,662	(3)

$33,846,229				$9,173

*	Interest rate as of May 31, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Select Portfolio (SLA)

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $556,484 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $123,771 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,323,071 par

Federal National Mortgage Association, 5.00%, 11/1/17, $199,704 par

Federal National Mortgage Association, 6.50%, 6/1/29, $369,154 par

Federal National Mortgage Association, 7.50%, 5/1/30, $37,189 par

Federal National Mortgage Association, 8.00%, 5/1/30, $13,923 par

Federal National Mortgage Association, 5.00%, 11/1/33, $1,621,534 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,616,552 par

Federal National Mortgage Association, 4.50%, 3/1/40, $1,997,033 par

Federal National Mortgage Association, 4.00%, 12/1/40, $2,170,729 par

Federal National Mortgage Association, 3.50%, 2/1/41, $2,690,371 par

Federal National Mortgage Association, 3.50%, 3/1/41, $3,827,136 par

Federal National Mortgage Association, 3.50%, 2/1/42, $2,714,840 par

Federal National Mortgage Association, 3.50%, 4/1/42, $2,561,084 par

(2)	JPMorgan:

Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $6,400,000 par

(3)	Merrill Lynch, Pierce, Fenner & Smith Incorporated:

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, 9/11/38, $2,100,000 par

Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50, $3,315,000 par

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.31%, 4/15/41, $2,000,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with Merrill Lynch, Pierce, Fenner & Smith Incorporated. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

Δ	Variable Rate Security—The rate shown is the net coupon rate in effect as of May 31, 2012.
☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2012, securities valued at $41,964,716 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$19,500,000	1.14%	$617

*	Interest rate as of May 31, 2012. Rate is based on one-month LIBOR plus 0.90%.

Description of collateral:

Preferred Stocks

Alexandria Real Estate Equities, Series E, 120,000 shares

BRE Properties, Series D, 28,600 shares

CommonWealth REIT, Series C, 56,315 shares

Developers Diversified Realty, Series H, 23,820 shares

Developers Diversified Realty, Series I, 3,830 shares

Digital Realty, Series E, 140,000 shares

Duke Realty, Series K, 35,000 shares

Duke Realty, Series L, 17,270 shares

Duke Realty, Series O, 40,000 shares

Equity Residential Properties, Series K, 18,000 shares

Equity Residential Properties, Series N, 49,500 shares

Health Care REIT, Series J, 48,000 shares

Hospitality Properties, Series C, 112,584 shares

Kimco Realty, Series G, 136,000 shares

National Retail Properties, Series D, 127,785 shares

ProLogis, Series L, 114,820 shares

ProLogis, Series M, 18,700 shares

ProLogis, Series O, 10,228 shares

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Select Portfolio (SLA)

ProLogis, Series R, 5,000 shares

ProLogis, Series S, 7,400 shares

PS Business Parks, Series H, 23,820 shares

PS Business Parks, Series I, 8,400 shares

PS Business Parks, Series P, 29,431 shares

Public Storage, Series Q, 16,000 shares

Public Storage, Series R, 25,000 shares

Realty Income, Series E, 78,820 shares

Regency Centers, Series E, 46,170 shares

Vornado Realty, Series G, 40,000 shares

Vornado Realty, Series H, 68,000 shares

Vornado Realty, Series I, 24,000 shares

Weingarten Realty Investors, Series D, 9,000 shares

Weingarten Realty Investors, Series E, 130,000 shares

X	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2012.
▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $177,552,156. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,727,383
Gross unrealized depreciation	(11,204,131)

Net unrealized depreciation	$(476,748)

REIT—Real Estate Investment Trust

Summary of Fair Value Exposure

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Select Portfolio (SLA)

As of May 31, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$61,815,962	$61,815,962
Corporate Notes	—	—	16,781,250	16,781,250
Corporate Bonds	—	11,702,363	—	11,702,363
U.S. Government Agency Mortgage-Backed Securities	—	23,240,847	—	23,240,847
Commercial Mortgage-Backed Securities	—	19,184,112	—	19,184,112
Preferred Stocks	42,512,197	—	—	42,512,197
Short-Term Investment	1,838,677	—	—	1,838,677

Total Investments	$44,350,874	$54,127,322	$78,597,212	$177,075,408

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2011	$89,264,806	$16,866,250	$106,131,056
Net change in unrealized appreciation or depreciation	1,196,180	(85,000)	1,111,180
Purchases	98,613	—	98,613
Sales	(28,743,637)	—	(28,743,637)

Balance as of May 31, 2012	$61,815,962	$16,781,250	$78,597,212

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2012	$(10,319)	$(85,000)	$(95,319)

During the period ended May 31, 2012, the fund recognized no transfers between valuation levels.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency and Commercial Mortgage-Backed Securities and Corporate Bonds

U.S. government agency and commercial mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Newly purchased loans are initially fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate (the “anticipated recovery rate” methodology). Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments	May 31, 2012 (unaudited)

American Select Portfolio (SLA)

Quantitative Information about Level 3 Fair Value Measurements

Investments	Fair Value at May 31, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Commercial & Multifamily Whole Loans	$16,991,317	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.82% - 3.07% (2.95% 0 - 1.94 (0.99	) )
Commercial & Multifamily Whole Loans, Corporate Notes	49,118,067	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	12,487,828	Price Floor	Loss Severity	38.5%

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2012